Income Taxes (Reconciliation of Income Tax Expense Based on Federal Statutory Rate) (Details) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Income Tax Disclosure [Abstract]
Income before income taxes	$ 7,647,980	$ 6,906,839	$ 6,935,694
Income tax expense computed at the federal statutory rate	2,600,313	2,348,325	2,358,136
State income taxes, net of federal income tax benefit	307,509	277,395	275,005
Amortization of investment tax credits	(3,093)	(9,039)	(9,039)
Other, net	34,811	28,106	14,847
Total income tax expense	$ 2,939,540	$ 2,644,787	$ 2,638,949